Document and Entity Information Document	Mar. 03, 2020
Entity Information [Line Items]
Document Type	8-K
Entity Central Index Key	0001666071
Entity Emerging Growth Company	true
Title of 12(b) Security	Common Stock
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Period End Date	Mar. 03, 2020
Entity Registrant Name	CARDLYTICS, INC.
Entity File Number	001-38386
Entity Tax Identification Number	26-3039436
Entity Address, Address Line One	675 Ponce de Leon Avenue NE, Suite 6000
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(888)
Local Phone Number	798-5802
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDLX
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Ex Transition Period	false